SCUDDER
                                                                 INVESTMENTS(SM)
                                                                     [LOGO]


Scudder Short Term Bond
Fund

Supplement to Prospectus
Dated April 12, 2000

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The following information replaces the current disclosure concerning portfolio management for Scudder Short Term Bond Fund in "The Portfolio Managers" section of the prospectus on page 16.

The following person handles the day-to-day management of the fund:

 Robert S. Cessine
 Lead Portfolio Manager
   o Began investment career in 1982
   o Joined the adviser in 1993
   o Joined the fund team in 1998





December 15, 2000